Subsequent Events (Details) - USD ($)	1 Months Ended
	Jun. 20, 2023	Dec. 31, 2023	Jun. 29, 2023	Jun. 04, 2023	Jun. 03, 2023	May 13, 2023	Apr. 07, 2023	Mar. 31, 2023	Jul. 15, 2022	Jul. 01, 2022	Mar. 31, 2022	Mar. 31, 2021
Subsequent Events (Details) [Line Items]
Bridge notes issued								$ 7,155,000
Debt instrument stated interest percentage									10.00%
Common stock paid out	$ 3,500,000
Common stock, per share (in Dollars per share)		$ 8								$ 5		$ 5
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Bridge notes issued						$ 1,000,000	$ 1,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Bridge notes issued					$ 1,000,000
Debt instrument stated interest percentage				16.00%
Outstanding principal amount of notes			$ 3,100,000